Common Stock and Stock Plans Textuals (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Common Stock and Stock Plans (Textual) [Abstract]
Warrants outstanding to purchase common shares, number of shares	39,109,299
Warrants Purchased	70,210	264,972
Total number of shares of common stock available for grant under plans	173,000,000
Warrants outstanding to purchase common stock, exercise price	$ 34.01
Restricted Share Rights [Member]
Common Stock and Stock Plans (Textual) [Abstract]
Granted, weighted-average grant-date fair value	$ 31.49	$ 31.02	$ 27.29
Unrecognized compensation cost related to nonvested awards	$ 671
Expected weighted-average period to recognize compensation costs related to awards	2 years 10 months 24 days
Fair value of awards vested	89	41	15
Vested, shares	(2,620,424)
Terms of award	Holders of RSRs are entitled to the related shares of common stock at no cost generally over three to five years after the RSRs were granted.
Performance Shares [Member]
Common Stock and Stock Plans (Textual) [Abstract]
Granted, weighted-average grant-date fair value	$ 31.44	$ 31.26	$ 27.46
Unrecognized compensation cost related to nonvested awards	89
Expected weighted-average period to recognize compensation costs related to awards	1 year 9 months 18 days
Vested, shares	0
Terms of award	Holders of performance share awards are entitled to the related shares of common stock at no cost subject to the Company's achievement of specified performance criteria over a three-year period.
Future vesting amount, minimum	0
Future vesting amount, maximum	either 125% or 150% of target.
Stock Options [Member]
Common Stock and Stock Plans (Textual) [Abstract]
Unrecognized compensation cost related to nonvested awards	0
Total intrinsic value of options exercised	694	246	298
Cash received from exercise of options	$ 1,500	$ 554	$ 687
Award vesting rights	Except for options granted in 2004 and 2005, which generally vested in full upon grant, options generally become exercisable over three years beginning on the first anniversary of the date of grant.
Terms of award	Stock options must have an exercise price at or above fair market value (as defined in the plan) of the stock at the date of grant (except for substitute or replacement options granted in connection with mergers or other acquisitions) and a term of no more than 10 years.
Director Awards [Member]
Common Stock and Stock Plans (Textual) [Abstract]
Award vesting rights	The stock award vests immediately.
Terms of award	Options granted to directors can be exercised after twelve months through the tenth anniversary of the grant date.
Options granted, shares	82,893
PartnerShares Plan [Member]
Common Stock and Stock Plans (Textual) [Abstract]
Options granted, shares	0
Future options to be granted, shares	0